FINANCIAL INSTRUMENTS - Hedging Instruments Outstanding (Details)	12 Months Ended
	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 INR (₨)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 DKK (kr)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 INR (₨)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 UYU ($)	Dec. 31, 2022 USD ($) CLP ($) GBP (£) COP ($) INR (₨) ARS ($) DKK (kr) BRL (R$) MXN ($)	Dec. 31, 2021 USD ($) INR (₨) COP ($) ARS ($) UYU ($) GBP (£) EUR (€) MXN ($)
United States dollar (USD)
Disclosure of detailed information about hedging instruments [line items]
Fair value (liabilities)																$ (3,886,000)
Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																920.50	0.73
Notional foreign currency rate						$ 858.02							£ 0.74
Foreign exchange forward contracts | Settlement 2
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																919.60	3,902.25
Notional foreign currency rate						858.02					$ 3,993.6
Foreign exchange forward contracts | Settlement 3
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																920.20	0.86
Notional foreign currency rate						858.02								€ 0.88
Foreign exchange forward contracts | Settlement 4
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																4,774.65	44.36
Notional foreign currency rate			$ 4,831.78												$ 44.93
Foreign exchange forward contracts | Settlement 5
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																81.92	106.98
Notional foreign currency rate				₨ 82.85					$ 106.92
Foreign exchange forward contracts | Settlement 6
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																4,810.5	108.7
Notional foreign currency rate			4,860.91						106.92
Foreign exchange forward contracts | Settlement 7
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																19.63	110.85
Notional foreign currency rate		$ 19.69							106.92
Foreign exchange forward contracts | Settlement 8
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																	107.16
Notional foreign currency rate									106.92
Foreign exchange forward contracts | Settlement 9
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																	115.35
Notional foreign currency rate									$ 111.35
Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																191.95	21.96
Notional foreign currency rate	$ 192.57									$ 20.65
Foreign exchange forward contracts | Settlement 2
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																19.87	75.53
Notional foreign currency rate		$ 19.59										₨ 75.52
Foreign exchange forward contracts | Settlement 3
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																4,847.49	4,037
Notional foreign currency rate			4,834.53								4,005.31
Foreign exchange forward contracts | Settlement 4
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																4,858.43	4,053.1
Notional foreign currency rate			4,834.53								4,021.61
Foreign exchange forward contracts | Settlement 5
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																4,856.25	4,040.5
Notional foreign currency rate			4,834.53								4,021.55
Foreign exchange forward contracts | Settlement 6
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																83.05
Notional foreign currency rate | ₨				82.98
Foreign exchange forward contracts | Settlement 7
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | £																1.21
Notional foreign currency rate | £					£ 1.21
Foreign exchange forward contracts | Settlement 8
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																856.55
Notional foreign currency rate						861.90
Foreign exchange forward contracts | Settlement 9
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | kr																6.93
Notional foreign currency rate | kr							kr 6.89
Cash flow hedges | Foreign exchange forward contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value (liabilities)																	$ (106,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																4,667.5	3,967.65
Notional foreign currency rate			4,834.53								3,993.75
Fair value (liabilities)																$ (486,000)	$ (52,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 1 | United States dollar (USD)
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																278.24
Fair value (liabilities)																$ (910,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 2
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																82.54	3,978.05
Notional foreign currency rate			82.85								4,004.91
Fair value (liabilities)																$ (26,000)	$ (54,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 2 | United States dollar (USD)
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																188.83
Fair value (liabilities)																$ (71,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 3
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																82.03
Notional foreign currency rate			82.98
Fair value (liabilities)																$ (11,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 3 | United States dollar (USD)
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																289.9
Fair value (liabilities)																$ (886,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 4
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																4,659.5
Notional foreign currency rate			4,860.91
Fair value (liabilities)																$ (580,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 4 | United States dollar (USD)
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																198.85
Fair value (liabilities)																$ (70,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 5
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																4,729
Notional foreign currency rate			4,888.69
Fair value (liabilities)																$ (452,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 5 | United States dollar (USD)
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																302.36
Fair value (liabilities)																$ (890,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 6
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																83.04
Notional foreign currency rate			83.30
Fair value (liabilities)																$ (9,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 6 | United States dollar (USD)
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																208.72
Fair value (liabilities)																$ (75,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 7
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																83.01
Notional foreign currency rate			83.30
Fair value (liabilities)																$ (7,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 7 | United States dollar (USD)
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																315.09
Fair value (liabilities)																$ (901,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 8 | United States dollar (USD)
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																219.34
Fair value (liabilities)																$ (83,000)
Cash flow hedges | Foreign exchange forward contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value assets																2,957,000	$ 150,000
Fair value (liabilities)																$ (1,571,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																5.36	75.50
Notional foreign currency rate								R$ 5.25				74.50
Fair value assets																$ 55,000	$ 9,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 2
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																995.20	74.68
Notional foreign currency rate						858.02						74.55
Fair value assets																$ 789,000	$ 2,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 3
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																994.25	74.67
Notional foreign currency rate						866.45						74.55
Fair value assets																$ 685,000	$ 2,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 4
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																5,161.25	74.68
Notional foreign currency rate			4,919.18									74.55
Fair value assets																$ 283,000	$ 1,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 5
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																5,160.00	75.67
Notional foreign currency rate			$ 4,918.15									74.74
Fair value assets																$ 388,000	$ 9,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 6
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																992.20	75.76
Notional foreign currency rate						$ 861.47						74.78
Fair value assets																$ 708,000	$ 14,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 7
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																83.66	75.76
Notional foreign currency rate | ₨				83.15								74.78
Fair value assets																$ 42,000	$ 20,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 8
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																83.15	75.76
Notional foreign currency rate | ₨				82.98								₨ 74.78
Fair value assets																$ 6,000	$ 5,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 9
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																83.01	4,064.86
Notional foreign currency rate				₨ 82.98							$ 4,021.21
Fair value assets																$ 1,000	$ 88,000